Income and mining taxes - Composition of income tax expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income and mining taxes [Line Items]
Adjustments for current tax of prior periods	$ (0.3)	$ (0.2)
CURRENT INCOME AND MINING TAX EXPENSE	4.2	3.6
Deferred income and mining tax expense	(2.8)	16.1
Adjustments in respect of prior year	(1.3)	2.1
Total income tax expense	1.4	19.7
Canada
Income and mining taxes [Line Items]
Current income and mining tax expense	1.9	3.6
Deferred income and mining tax expense	(1.5)	14.0
Foreign
Income and mining taxes [Line Items]
Current income and mining tax expense	$ 2.6	$ 0.2